Label	Element	Value
IQ Global Agribusiness Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INDEXIQ ETF TRUST
(the “Trust”)

IQ Global Agribusiness Small Cap ETF
(the “Fund”)

Supplement dated December 7, 2018 (“Supplement”)
to the Summary Prospectus dated August 29, 2018
and the Prospectus dated August 29, 2018

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Fund has selected the MSCI World Small Cap Index as the Fund’s primary benchmark. The Fund selected the MSCI World Small Cap Index as its primary benchmark as a result of the upcoming termination of the Fund’s current primary benchmark effective December 31, 2018. The Fund has also selected the MSCI ACWI Select Agriculture Producers IMI Index as a secondary benchmark. As a result, the “Performance Information” section is hereby replaced with the following:

Performance Information

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI World Small Cap Index has replaced the Russell Global Small Cap Agriculture Fishing & Ranching Index (the “Russell Index”) as the primary benchmark index due to the termination of the Russell Index on December 31, 2018. The MSCI World Small Cap Index is a free float-adjusted market capitalization index composed of small capitalization stocks in developed market countries. The MSCI ACWI Select Agriculture Producers IMI Index includes companies in the agriculture industries that are highly sensitive to underlying prices of agricultural commodities.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting nylinvestments.com/etfs.

The Fund’s year-to-date total return as of June 30, 2018 was -5.15%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.93%	Q1/2012
Lowest Return	–8.59%	Q3/2015

Average Annual Total Returns as of December 31, 2017

	1 Year	5 Years	Since Inception(1)
Returns before taxes	11.52%	7.94%	6.20%
Returns after taxes on distributions(2)	11.37%	7.67%	5.97%
Returns after taxes on distributions and sale of Fund shares(2)	6.80%	6.27%	4.95%
IQ Global Agribusiness Small Cap Index
(reflects no deduction for fees, expenses or taxes)	12.80%	8.74%	6.98%
MSCI World Small Cap Index (reflects no deduction for fees, expenses or taxes)	22.66%	13.20%	10.18%
MSCI ACWI Select Agriculture Producers IMI Index (reflects no deduction for fees, expenses or taxes)	20.34%	4.74%	3.60%
Russell Global Small Cap Agriculture Fishing & Ranching Index (reflects no deduction for fees, expenses or taxes)	17.60%	8.12%	5.38%

(1)	The Fund commenced operations on March 22, 2011.
(2)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Investors Should Retain This Supplement for Future Reference

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI World Small Cap Index has replaced the Russell Global Small Cap Agriculture Fishing & Ranching Index (the “Russell Index”) as the primary benchmark index due to the termination of the Russell Index on December 31, 2018. The MSCI World Small Cap Index is a free float-adjusted market capitalization index composed of small capitalization stocks in developed market countries. The MSCI ACWI Select Agriculture Producers IMI Index includes companies in the agriculture industries that are highly sensitive to underlying prices of agricultural commodities.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting nylinvestments.com/etfs.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-474-7725
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nylinvestments.com/etfs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2018 was -5.15%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.93%	Q1/2012
Lowest Return	–8.59%	Q3/2015

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return as of June 30, 2018 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
IQ Global Agribusiness Small Cap ETF | IQ Global Agribusiness Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.80%
5 Years	rr_AverageAnnualReturnYear05	8.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%	[1]
IQ Global Agribusiness Small Cap ETF | MSCI World Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.66%
5 Years	rr_AverageAnnualReturnYear05	13.20%
Since Inception	rr_AverageAnnualReturnSinceInception	10.18%	[1]
IQ Global Agribusiness Small Cap ETF | MSCI ACWI Select Agriculture Producers IMI Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.34%
5 Years	rr_AverageAnnualReturnYear05	4.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%	[1]
IQ Global Agribusiness Small Cap ETF | Russell Global Small Cap Agriculture Fishing & Ranching Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.60%
5 Years	rr_AverageAnnualReturnYear05	8.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%	[1]
IQ Global Agribusiness Small Cap ETF | IQ Global Agribusiness Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2012	rr_AnnualReturn2012	13.69%
Annual Return 2013	rr_AnnualReturn2013	9.48%
Annual Return 2014	rr_AnnualReturn2014	(6.47%)
Annual Return 2015	rr_AnnualReturn2015	13.39%
Annual Return 2016	rr_AnnualReturn2016	13.16%
Annual Return 2017	rr_AnnualReturn2017	11.52%
1 Year	rr_AverageAnnualReturnYear01	11.52%
5 Years	rr_AverageAnnualReturnYear05	7.94%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 22, 2011
IQ Global Agribusiness Small Cap ETF | IQ Global Agribusiness Small Cap ETF | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.37%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.67%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%	[1],[2]
IQ Global Agribusiness Small Cap ETF | IQ Global Agribusiness Small Cap ETF | Returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.80%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.27%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%	[1],[2]

[1]	The Fund commenced operations on March 22, 2011.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.